Segment Information - Schedule of Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Service revenue	$ 4,136,556	$ 4,375,586	$ 3,977,693
Product sales	802,403	778,310	711,363
Total revenue	4,938,959	5,153,896	4,689,056
Operating income (loss)	(51,092)	660,436	539,956
Depreciation and amortization	802,440	882,469	779,828
Expenditures for long-lived assets	(621,071)	(474,189)	(318,394)
Long-lived assets (at year end)	1,627,917	1,557,515	1,477,195
Total assets (at year end)	15,159,208	15,060,162	15,114,692
Operating Segment Total
Segment Reporting Information [Line Items]
Service revenue	4,134,631	4,376,023	3,987,051
Product sales	802,403	779,449	717,546
Total revenue	4,937,034	5,155,472	4,704,597
Operating income (loss)	1,210,327	1,374,161	1,196,757
Depreciation and amortization	439,101	431,936	424,653
Expenditures for long-lived assets	(617,107)	(470,729)	(306,776)
Long-lived assets (at year end)	1,627,917	1,557,515	1,477,195
Total assets (at year end)	14,082,870	14,720,352	14,360,396
Operating Segment Total | North America Gaming and Interactive
Segment Reporting Information [Line Items]
Service revenue	780,633	975,206	780,169
Product sales	377,065	398,248	321,624
Total revenue	1,157,698	1,373,454	1,101,793
Operating income (loss)	278,963	349,275	295,531
Depreciation and amortization	81,355	86,380	71,886
Expenditures for long-lived assets	(147,175)	(132,297)	(82,834)
Long-lived assets (at year end)	271,833	394,233	403,482
Total assets (at year end)	3,683,258	5,577,491	6,077,680
Operating Segment Total | North America Lottery
Segment Reporting Information [Line Items]
Service revenue	1,093,048	1,128,306	992,684
Product sales	92,174	65,269	52,986
Total revenue	1,185,222	1,193,575	1,045,670
Operating income (loss)	289,025	299,182	181,813
Depreciation and amortization	129,517	143,941	154,619
Expenditures for long-lived assets	(204,104)	(148,641)	(107,854)
Long-lived assets (at year end)	666,627	603,927	616,760
Total assets (at year end)	2,460,676	2,396,557	2,476,112
Operating Segment Total | International
Segment Reporting Information [Line Items]
Service revenue	557,049	512,668	512,014
Product sales	332,015	314,637	341,064
Total revenue	889,064	827,305	853,078
Operating income (loss)	163,799	142,200	164,190
Depreciation and amortization	66,745	50,879	45,855
Expenditures for long-lived assets	(77,815)	(97,957)	(93,666)
Long-lived assets (at year end)	292,962	284,276	236,043
Total assets (at year end)	3,038,806	3,021,448	2,950,807
Operating Segment Total | Italy
Segment Reporting Information [Line Items]
Service revenue	1,703,901	1,759,843	1,702,184
Product sales	1,149	1,295	1,872
Total revenue	1,705,050	1,761,138	1,704,056
Operating income (loss)	478,540	583,504	555,223
Depreciation and amortization	161,484	150,736	152,293
Expenditures for long-lived assets	(188,013)	(91,834)	(22,422)
Long-lived assets (at year end)	396,495	275,079	220,910
Total assets (at year end)	4,900,130	3,724,856	2,855,797
Corporate Support
Segment Reporting Information [Line Items]
Service revenue	1,203	0	0
Product sales	0	0	0
Total revenue	1,203	0	0
Operating income (loss)	(197,089)	(245,600)	(292,371)
Depreciation and amortization	11,554	12,481	13,123
Expenditures for long-lived assets	(3,964)	(3,460)	(11,618)
Long-lived assets (at year end)	0	0	0
Total assets (at year end)	1,076,338	339,810	754,296
Purchase Accounting
Segment Reporting Information [Line Items]
Service revenue	722	(437)	(9,358)
Product sales	0	(1,139)	(6,183)
Total revenue	722	(1,576)	(15,541)
Operating income (loss)	(1,064,330)	(468,125)	(364,430)
Depreciation and amortization	351,785	438,052	342,052
Expenditures for long-lived assets	0	0	0
Long-lived assets (at year end)	0	0	0
Total assets (at year end)	$ 0	$ 0	$ 0